GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill
Goodwill at beginning of period	R$ 7,891,142	R$ 9,470,016	R$ 15,124,430
Foreign exchange effect	1,221,248	72,531	(2,581,852)
Impairment	0	(849,438)	(2,678,582)
Effect of selling of subsidiary			(393,980)
Transfer to assets held for sale		(801,967)
Goodwill at end of period	9,112,390	7,891,142	9,470,016
Gross
Changes in goodwill
Goodwill at beginning of period	14,500,381	15,059,838	18,099,186
Foreign exchange effect	2,283,577	242,510	(2,645,368)
Effect of selling of subsidiary			(393,980)
Transfer to assets held for sale		(801,967)
Goodwill at end of period	16,783,958	14,500,381	15,059,838
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of period	(6,609,239)	(5,589,822)	(2,974,756)
Foreign exchange effect	(1,062,329)	(169,979)	63,516
Impairment		(849,438)	(2,678,582)
Goodwill at end of period	R$ (7,671,568)	R$ (6,609,239)	R$ (5,589,822)